OTHER EXPENSES (INCOME), NET (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 09, 2013	Mar. 15, 2012
Other Income And Expenses [Line Items]
Investments in affiliated company	$ 19,800	$ 20,130	$ 24,720
Investment in Juvenis Ltd. (Juvenis) [Member]
Other Income And Expenses [Line Items]
Investments in affiliated company				$ 1,000
Investment in Iluminage Beauty [Member]
Other Income And Expenses [Line Items]
Investments in affiliated company	$ 19,800	$ 20,130	$ 24,720